Intangible Assets, Net (Tables)	12 Months Ended
Jul. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of July 31, 2026 and 2025, intangible assets, net, consist of the following:

	As of July 31,
	2026	2025
Capitalized internal-use software – in use	$3,042,326		$—
Less: accumulated amortization	(516,070)		—
Capitalized internal-use software – in use, net	$2,526,256	$
Capitalized internal-use software – in development	1,010,581
Intangible assets, net	$3,536,837		$—